Trade receivables (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of trade receivables [Abstract]
Summary of Current Trade Receivables

TCHF	December 31, 2022	December 31, 2021
Current receivables	1,548	1,506
Expected credit loss allowance	(227)	(204)

Total	1,321	1,302

Summary of Trade Receivables Expected Credit Loss Allowance

TCHF	2022	2021
Balance at beginning of year	(204)	—
Acquired through business combination	—	(126)
Impairment losses recognized	(23)	(78)

Balance at end of year	(227)	(204)